Share-based payments (Details 2) - 12 months ended Dec. 31, 2021 ₪ / shares in Units, $ / shares in Units, ₪ in Millions, $ in Millions	ILS (₪) Years ₪ / shares	ILS (₪) Years $ / shares	USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value at date awarded	₪ 23.0	₪ 23.0	$ 7.0
Parameters taken into account in the fair value calculation:
Expected rate of dividend	0.00%	0.00%
Bottom of range
Parameters taken into account in the fair value calculation:
Share price (at date evaluated) | $ / shares		₪ 2.05
Exercise price (NIS unlinked) | ₪ / shares	₪ 0
Expected fluctuations (weighted average)	73.84%	73.84%
Expected useful life (weighted average) | Years	4	4
Risk-free interest	0.23%	0.23%
Top of range
Parameters taken into account in the fair value calculation:
Share price (at date evaluated) | $ / shares		₪ 3.53
Exercise price (NIS unlinked) | ₪ / shares	₪ 3.68
Expected fluctuations (weighted average)	93.10%	93.10%
Expected useful life (weighted average) | Years	10	10
Risk-free interest	1.97%	1.97%